Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
18.	Cash and cash equivalents

	2024	2023
	€’000	€’000
Cash and cash equivalents	214	860
Restricted cash	-	287
	214	1,147

The Group had no restricted cash in 2024. The restricted cash at December 31, 2023 related to two payment guarantees that were made. Both amounts were held in segregated accounts and could not be used for general use.